Expenses By Nature - Summary of Provisions and Impairment Losses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Allowance of obsolete inventories	€ 11,417	€ 8,971	€ 4,430
Provisions for trade and other receivables	1,617	669	1,842
Other provisions	983	1,349	1,310
(Reversal)/impairment of right-of-use assets	2,434	(430)	8,720
Impairment of property, plant and equipment	278	207	1,321
Impairment of intangible assets	0	0	5,053
Total provisions and impairment losses	€ 16,729	€ 10,766	€ 22,676